Related Party Transactions (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2019	Dec. 31, 2018
Related Party Transactions [Abstract]
Schedule of accounts receivable (accounts payable and accrued expenses) to related parties

Accounts receivable (accounts payable and accrued expenses) to related parties are as follows:

Related Party	At June 30, 2019	At December 31, 2018
TBG	$44,880	$160,590
R3	(21,931)	(21,931)
	$22,949	$138,659

Accounts receivable (accounts payable and accrued expenses) to related parties are as follows:

Related Party	At December 31, 2018	At December 31, 2017
TBG	$160,590	$21,791
R3	(21,931)	(77,531)
	$138,659	$(55,740)